INVESTMENTS IN AFFILIATES - Other investments (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 08, 2015 USD ($) item	Sep. 30, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Other investments
Cash consideration for acquisition of the entity			$ 7,684	$ 11,036	$ 92,925
Equity in earnings (loss) of unconsolidated investees			28,948	5,908	9,411
Impairment of long-lived assets			$ 0	$ 5,738	$ 3,686
Suzhou Financial Leasing Co., Ltd.
Other investments
Ownership percentage			6.00%	6.00%
Board members designated | item	1
Total board members | item	5
Cash consideration for acquisition of the interest	$ 13,860
Voting interest hold (as a percent)	6.00%
Canadian Solar Infrastructure Fund, Inc
Other investments
Ownership percentage			14.66%	14.66%
Now, Inc.
Other investments
Ownership percentage		10.00%
Impairment of long-lived assets		$ 700